CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)		Dec. 31, 2019 ILS (₪)
CASH FLOWS - OPERATING ACTIVITIES
Profit from continuing operations | ₪		₪ 45,101			₪ 52,209		₪ 51,511
Adjustments to reconcile net profit to net cash used in (used to) continuing operating activities (Appendix A) | ₪		416			11,967		(51,948)
Net cash from/ (used in) continuing operating activities | ₪		45,517			64,176		(437)
Cash flows - investing activities
Acquisition of property plant and equipment | ₪		(6,209)			(2,903)		(1,791)
Proceeds from sale of property plant and Equipment | ₪		230			108
Loans granted to others | ₪			[1]		(20,000)	[1]	(43,650)
Proceeds from loans granted to others | ₪		18,707			18,943		26,000
Proceeds from sale (purchase) of marketable securities, net | ₪		2,718			(20,739)		11,336
Net cash used in investing activities | ₪		15,446			(24,591)		(8,105)
Cash flows - financing activities
Lease liability payments | ₪		(2,169)			(1,819)		(1,128)
Shares issue | ₪					42,471
Dividend distribution | ₪		(59,975)
Acquisition of treasury shares | ₪							(628)
Net cash from (used in) financing activities | ₪		(62,144)			40,652		(1,756)
Increase (decrease) in cash and cash equivalents | ₪		(1,181)			80,237		(10,298)
Cash and cash equivalents at the beginning of the financial year | ₪		201,822			121,860		134,287
Exchange (losses)/gains on cash and cash equivalents | ₪		(4,923)			(275)		(2,129)
Cash and cash equivalents of the end of the financial year | ₪		195,718			201,822		121,860
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease (Increase) in deferred income taxes | ₪		1,249			1,586		2,064
Unrealized loss (gain) on marketable securities | ₪		(19,464)			(6,115)		(14,972)
Loss of financial liabilities at fair value through profit or loss | ₪		13,960
Depreciation and amortization | ₪		6,200			5,690		4,815
Capital gain on disposal of property plant and equipment | ₪		(230)			(108)
Exchange (losses)/gains on cash and cash equivalents | ₪		4,923			275		2,129
Changes in assets and liabilities:
Decrease (increase) in trade receivables and other receivables | ₪		10,190			22,029		(29,776)
Decrease (Increase) in inventories | ₪		(14)			12,034		(22,259)
Increase (decrease) in trade and other payables, and other current liabilities | ₪		(3,405)			(1,861)		16,050
Cash generated from operations | ₪		13,409			33,530		(41,949)
Supplemental Cash Flow Information:
Income tax paid | ₪		(12,993)			(21,563)		(9,999)
Net cash flows from operating activities | ₪		₪ 416			₪ 11,967		₪ (51,948)
US Dollars [Member]
CASH FLOWS - OPERATING ACTIVITIES
Profit from continuing operations | $	[2]			$ 14,502
Adjustments to reconcile net profit to net cash used in (used to) continuing operating activities (Appendix A) | $	[2]			133
Net cash from/ (used in) continuing operating activities | $	[2]			14,635
Cash flows - investing activities
Acquisition of property plant and equipment | $	[2]			(1,996)
Proceeds from sale of property plant and Equipment | $	[2]			74
Loans granted to others | $	[1],[2]
Proceeds from loans granted to others | $	[2]			6,015
Proceeds from sale (purchase) of marketable securities, net | $	[2]			874
Net cash used in investing activities | $	[2]			4,967
Cash flows - financing activities
Lease liability payments | $	[2]			(697)
Shares issue | $	[2]
Dividend distribution | $	[2]			(19,285)
Acquisition of treasury shares | $	[2]
Net cash from (used in) financing activities | $	[2]			(19,982)
Increase (decrease) in cash and cash equivalents | $	[2]			(380)
Cash and cash equivalents at the beginning of the financial year | $	[2]			64,895
Exchange (losses)/gains on cash and cash equivalents | $	[2]			(1,583)
Cash and cash equivalents of the end of the financial year | $	[2]			62,932
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease (Increase) in deferred income taxes | $	[2]			402
Unrealized loss (gain) on marketable securities | $	[2]			(6,258)
Loss of financial liabilities at fair value through profit or loss | $	[2]			4,489
Depreciation and amortization | $	[2]			1,993
Capital gain on disposal of property plant and equipment | $	[2]			(74)
Exchange (losses)/gains on cash and cash equivalents | $	[2]			1,583
Changes in assets and liabilities:
Decrease (increase) in trade receivables and other receivables | $	[2]			3,277
Decrease (Increase) in inventories | $	[2]			(5)
Increase (decrease) in trade and other payables, and other current liabilities | $	[2]			(1,096)
Cash generated from operations | $	[2]			4,311
Supplemental Cash Flow Information:
Income tax paid | $	[2]			(4,178)
Net cash flows from operating activities | $	[2]			$ 133

[1]	The interest rate given varies from 5%-8%. Interest income from loans granted to others amounted in 2021 to NIS 276 thousand (2020: NIS 719 thousand).
[2]	Convenience Translation into US Dollars.